Acquisitions and Divestitures - Narrative (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jul. 01, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Business Combination [Line Items]
Non-cash settlement of preexisting net receivable in exchange for net assets acquired in business combination			$ 14.0	$ 0.0
Payments for acquisitions, net of cash acquired			$ 249.0	0.0
Transition support services			18 months
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Artisan foundation IP business
Business Combination [Line Items]
Pre-tax gains on disposal		$ 131.0		$ 131.0
DreamBig Semiconductor, Inc.
Business Combination [Line Items]
Total consideration	$ 265.3
Non-cash settlement of preexisting net receivable in exchange for net assets acquired in business combination			$ 14.0
Payments for acquisitions, net of cash acquired	248.9
Cash acquired	2.4
Payments for settlement of employee options	$ 7.8